Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	489,682,534.08	25,246
Yield Supplement Overcollateralization Amount 06/30/24	48,622,701.38	0
Receivables Balance 06/30/24	538,305,235.46	25,246
Principal Payments	21,058,868.95	837
Defaulted Receivables	794,448.73	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	45,824,875.90	0
Pool Balance at 07/31/24	470,627,041.88	24,378

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.65%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,509,819.48	300
Past Due 61-90 days	2,702,448.67	101
Past Due 91-120 days	279,789.45	17
Past Due 121+ days	0.00	0
Total	10,492,057.60	418

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	632,043.82
Aggregate Net Losses/(Gains) - July 2024	162,404.91
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.78%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.79%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.12%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	45.21

Flow of Funds	$ Amount
Collections	24,051,565.51
Investment Earnings on Cash Accounts	35,766.66
Servicing Fee	(448,587.70)
Transfer to Collection Account	-
Available Funds	23,638,744.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,063,467.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	13,949,038.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,519,784.52

Total Distributions of Available Funds	23,638,744.47

Servicing Fee	448,587.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	484,576,080.27
Principal Paid	19,055,492.20
Note Balance @ 08/15/24	465,520,588.07

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2a
Note Balance @ 07/15/24	20,859,414.99
Principal Paid	12,380,409.46
Note Balance @ 08/15/24	8,479,005.53
Note Factor @ 08/15/24	3.6572660%

Class A-2b
Note Balance @ 07/15/24	11,246,665.28
Principal Paid	6,675,082.74
Note Balance @ 08/15/24	4,571,582.54
Note Factor @ 08/15/24	3.6572660%

Class A-3
Note Balance @ 07/15/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	306,860,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-4
Note Balance @ 07/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	99,620,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	30,630,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	15,360,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,063,467.75
Total Principal Paid	19,055,492.20
Total Paid	21,118,959.95

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	95,779.48
Principal Paid	12,380,409.46
Total Paid to A-2a Holders	12,476,188.94

Class A-2b
One-Month SOFR	5.33741%
Coupon	6.18741%
Interest Paid	59,922.77
Principal Paid	6,675,082.74
Total Paid to A-2b Holders	6,735,005.51

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0204523
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6582579
Total Distribution Amount	20.6787102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4131275
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	53.4006619
Total A-2a Distribution Amount	53.8137894

A-2b Interest Distribution Amount	0.4793822
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	53.4006619
Total A-2b Distribution Amount	53.8800441

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	732.02
Noteholders' Principal Distributable Amount	267.98

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	5,106,453.81
Investment Earnings	22,844.43
Investment Earnings Paid	(22,844.43)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,479,469.05	$3,464,744.84	$3,494,512.85
Number of Extensions	155	117	124
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.62%	0.60%